Commitments and Contingent Liabilities (Details Textual)	1 Months Ended		12 Months Ended
	Sep. 30, 2012 $ / shares	Sep. 30, 2012 EUR (€)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2018 EUR (€) shares
Commitments and Contingent Liabilities (Textual)
License agreement aggregate amount			$ 391,591
Research and development			$ 1,090,295		$ 787,025	$ 976,882
Warrants to purchase of ordinary shares | shares			96,989,101					96,989,101
Royalties description			The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.	The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.
Annual license fee due during calendar year | €				€ 20,000
Annual license fee due in second year | €				20,000
Annual license fee due in third year | €				20,000
Annual license fee due in fourth year | €				50,000
Annual license fee due in fifth year | €				50,000
Annual Llcense fee due in sixth year | €				50,000
Annual license fee due in seventh year | €				75,000
License fees			$ 0
Research and development agreement expense			775,643		404,891	632,826
Convertible bridge financing agreement amount			28,506
Aggregate consideration amounts			1,400,000				$ 60,000
Royalty expenses				2,290		2,396
Energy and water resources			$ 178,559
Subsidiaries [Member]
Commitments and Contingent Liabilities (Textual)
Research and development | €				22
Total contingent liability | €				€ 7
Other commitments, description			Approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,335 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The lease agreement expires on January 31, 2021.	Approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,335 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The lease agreement expires on January 31, 2021.
Repayment of research and development efforts | €				€ 5
Nano Size [Member]
Commitments and Contingent Liabilities (Textual)
Subsidiary received			$ 1,009,506
Total contingent liability			$ 1,394,095
Other commitments, description			Approximately 7,300 square feet of space in Migdal Ha'Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,045 ($4,014 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The current lease agreement (which was amended in February 2018 to include additional space) expires on June 30, 2019 (with, at Nano size's sole discretion, a right to extend the lease period for an additional three years, subject to customary conditions).	Approximately 7,300 square feet of space in Migdal Ha'Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,045 ($4,014 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The current lease agreement (which was amended in February 2018 to include additional space) expires on June 30, 2019 (with, at Nano size's sole discretion, a right to extend the lease period for an additional three years, subject to customary conditions).
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Payments of royalties			$ 2,551		305	2,109
Payment of royalties authority rate			3.50%	3.50%
Israeli Ministry Of National Infrastructures [Member]
Commitments and Contingent Liabilities (Textual)
Research and development agreement expense			$ 166,755
Accrued royalties			$ 112		148	281
Payment of royalties authority rate			5.00%	5.00%
Exchange rate, description			The exchange rate of $1.00 / NIS 3.748	The exchange rate of $1.00 / NIS 3.748
Percentage of minitstry fund levels			6250.00%	6250.00%
Israeli Ministry Of National Infrastructures [Member] | NIS [Member]
Commitments and Contingent Liabilities (Textual)
Research and development agreement expense | €				€ 625,000
Tel Aviv University [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage			3.90%					3.90%
Tel Aviv University [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage			3.40%					3.40%
Licensed Film [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage			25.00%					25.00%
Licensed Film [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage			3.00%					3.00%
Licensed Film [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage			2.40%					2.40%
Xaarjet Limited [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description			Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($64,103 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,282,051 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.	Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($64,103 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,282,051 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.
Digiman [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description			The budget approved was NIS 1,052,217 ($280,741 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) - 60% grant, twelve 12 months. The goal of the project is to develop digitally printed sensors.	The budget approved was NIS 1,052,217 ($280,741 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) - 60% grant, twelve 12 months. The goal of the project is to develop digitally printed sensors.
Reinhold Cohn & Co [Member]
Commitments and Contingent Liabilities (Textual)
Lawsuit, Description			The complaint alleges that Digiflex owe Reinhold Cohn NIS 80,298 ($21,424 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for various services involving the protection of the Company's intellectual property rights by way of registration of patents worldwide, including in the United States, Canada and Europe. In June 2018, the company settled this claim for a total of NIS 82,798 ($22,091 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), which were paid in 10 monthly installments commencing June 2018.	The complaint alleges that Digiflex owe Reinhold Cohn NIS 80,298 ($21,424 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for various services involving the protection of the Company's intellectual property rights by way of registration of patents worldwide, including in the United States, Canada and Europe. In June 2018, the company settled this claim for a total of NIS 82,798 ($22,091 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), which were paid in 10 monthly installments commencing June 2018.
I.T.S Industrial Technologic Ltd [Member]
Commitments and Contingent Liabilities (Textual)
Lawsuit, Description			The Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019.	The Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019.
Eshed Consulting [Member] | Financial Management Ltd [Member]
Commitments and Contingent Liabilities (Textual)
Lawsuit, Description			The complaint alleges that the Company owes Eshed a total amount of NIS 120,000 ($32,017 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for professional financial services Eshed allegedly provided to the Company. On December 13, 2018, the Company signed a settlement agreement with Eshed under which the Company will pay Eshed a total of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), such amount was fully paid by the Company as of the date of this report.	The complaint alleges that the Company owes Eshed a total amount of NIS 120,000 ($32,017 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for professional financial services Eshed allegedly provided to the Company. On December 13, 2018, the Company signed a settlement agreement with Eshed under which the Company will pay Eshed a total of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), such amount was fully paid by the Company as of the date of this report.
Know How License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Exercise price | $ / shares	$ 0.87
Payments of royalties | €		€ 25
Research And Development Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Total contingent liability					178,559
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Accrued royalties			$ 4,020		$ 1,558	$ 3,577
Convertible bridge financing agreement amount			$ 2,134,472
Royalties net sales percentage			2.00%			2.00%		2.00%
Exchange rate, description			The exchange rate of $1.00 / NIS 3.748.	The exchange rate of $1.00 / NIS 3.748.
Convertible Bridge Financing Agreement [Member] | NIS [Member]
Commitments and Contingent Liabilities (Textual)
Convertible bridge financing agreement amount | €								€ 8,000,000
License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
License agreement aggregate amount			$ 1,467,683
Research and development | €				€ 1,077,000
Warrants to purchase of ordinary shares | shares			117,209					117,209
Exchange rate, description			The Authority an aggregate amount of NIS 1,467,683 ($391,591 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), and no royalties are payable to the Authority with respect to this program. Pursuant to the terms of the License Agreement, the Company was required to fund the research and development of the technology subject to such agreement during the research period (two years commencing September 2009) in a total amount of NIS 1,077,000 ($287,353 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). In addition, the Company issued to Ramot warrants to purchase 117,209 ordinary shares. The warrants are exercisable until the occurrence of an exit event, as defined in the agreement, at an exercise price of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) per ordinary share.	The Authority an aggregate amount of NIS 1,467,683 ($391,591 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), and no royalties are payable to the Authority with respect to this program. Pursuant to the terms of the License Agreement, the Company was required to fund the research and development of the technology subject to such agreement during the research period (two years commencing September 2009) in a total amount of NIS 1,077,000 ($287,353 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). In addition, the Company issued to Ramot warrants to purchase 117,209 ordinary shares. The warrants are exercisable until the occurrence of an exit event, as defined in the agreement, at an exercise price of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) per ordinary share.